Segment reporting (Details) - Schedule of total revenues of both reportable segments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) - Schedule of total revenues of both reportable segments [Line Items]
Total revenues	€ 26,430	€ 33,035	€ 47,370
Eliminations [Member]
Segment reporting (Details) - Schedule of total revenues of both reportable segments [Line Items]
Total revenues	(19,924)
Europe [Member]
Segment reporting (Details) - Schedule of total revenues of both reportable segments [Line Items]
Total revenues	45,623	33,035	47,370
North America [Member]
Segment reporting (Details) - Schedule of total revenues of both reportable segments [Line Items]
Total revenues	€ 731